Debt, cash and cash equivalents - Additional Information (Details) - 6 months ended Jun. 30, 2026 € in Millions, $ in Billions	USD ($) bond extension program credit_facility tranche	EUR (€) extension program credit_facility bond	EUR (€) tranche
Disclosure of detailed information about borrowings [Line Items]
Number of bonds redeemed | bond	1	1
Number of syndicated credit facilities | credit_facility	2	2
Number of short-term debt programs | program	2	2
Two billion three hundred million bonds
Disclosure of detailed information about borrowings [Line Items]
Notional amount			€ 2,300
Number of tranches | tranche	3		3
Fixed rate bond maturing march 2029
Disclosure of detailed information about borrowings [Line Items]
Notional amount			€ 1,000
Borrowings, interest rate	3.00%		3.00%
Fixed rate bond maturing may 2033
Disclosure of detailed information about borrowings [Line Items]
Notional amount			€ 650
Borrowings, interest rate	3.375%		3.375%
Fixed rate bond maturing May 2037
Disclosure of detailed information about borrowings [Line Items]
Notional amount			€ 650
Borrowings, interest rate	3.75%		3.75%
Fixed rate bond issue from March 2018
Disclosure of detailed information about borrowings [Line Items]
Notional amount			€ 1,500
Four billion facility maturing on March, 2030 | Sanofi
Disclosure of detailed information about borrowings [Line Items]
Notional amount			4,000
Three billion eight hundred fifty million facility maturing April 2031 | Sanofi
Disclosure of detailed information about borrowings [Line Items]
Notional amount			3,850
Number of one-year extension options | extension	2	2
Term of option to extend lease	1 year	1 year
Four billion facility maturing April 2026 | Sanofi
Disclosure of detailed information about borrowings [Line Items]
Notional amount			4,000
Commercial paper program in France | Sanofi
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs			€ 6,000
Borrowing, average drawdown		€ 100
Commercial paper program in USA | Sanofi
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs | $	$ 10.0
Borrowing, average drawdown | $	$ 3.0